Average Annual Total Returns{- Fidelity International High Dividend ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International High Dividend ETF	Fidelity International High Dividend ETF Return Before Taxes Past 1 year	Fidelity International High Dividend ETF Return Before Taxes Since Inception		Fidelity International High Dividend ETF After Taxes on Distributions Past 1 year	Fidelity International High Dividend ETF After Taxes on Distributions Since Inception		Fidelity International High Dividend ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International High Dividend ETF After Taxes on Distributions and Sales Since Inception		IXYCH Past 1 year	IXYCH Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	17.32%	(0.76%)	[1]	16.40%	(1.50%)	[1]	11.20%	(0.45%)	[1]	17.93%	(0.33%)	[1]	12.86%	5.42%	[1]

[1]	(a)From January 16, 2018